Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
11.	Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Short-term leases (lease terms less than 12 months) expenses are recognized as incurred. Currently, the Company does not have any variable lease costs.
(a) The components of lease expenses were as follows:

	Year ended December 31,
	2021	2022
Lease cost:
Amortization of right-of-use assets	23,772	12,996
Interest of lease liabilities	1,873	1,232

Total lease cost	25,645	14,228

(b) Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2021	2022
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	22,122	13,327
Right-of-use assets obtained in exchange for lease obligations:	5,650	12,315
(c) Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2021	2022
Operating leases
Operating lease right-of-use assets	26,342	21,879

Operating lease liabilities, current	(11,897)	(15,083)
Operating lease liabilities, non-current	(15,985)	(7,599)

Total operating lease liabilities	(27,882)	(22,682)

	As of December 31,
	2021	2022
Weighted-average remaining lease term
Operating leases	2.1 years	1.5 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

(d) Maturities of lease liabilities were as follows:

As of December 31, 2022
2023	15,526
2024	7,853

Total undiscounted lease payments	23,379
Less: imputed interest	(697)

Total lease liabilities	22,682

(e) Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2022
2023	15,526
2024	7,853

23,379